Reportable Segment Information (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Reportable segment information
Net external sales		$ 9,534,000,000	$ 8,766,000,000		$ 7,776,000,000
Intersegment transfers
Total net sales and intersegment transfers		9,534,000,000	8,766,000,000		7,776,000,000
Segment profit		1,307,000,000	985,000,000	[1]	948,000,000	[1]
Interest expense		(43,000,000)	(42,000,000)		(71,000,000)
Administrative expenses and other		(357,000,000)	(201,000,000)		(199,000,000)
Income before income taxes		907,309,000	741,548,000		677,784,000
Identifiable assets	6,234,737,000	6,234,737,000	5,229,252,000		5,169,235,000
Capital expenditures		157,000,000	154,000,000		125,000,000
Depreciation		152,217,000	151,212,000		140,347,000
DOL settlement	80,000,000	80,000,000
Paint Stores Group [Member]
Reportable segment information
Net external sales		5,410,000,000	4,780,000,000		4,381,000,000
Intersegment transfers
Total net sales and intersegment transfers		5,410,000,000	4,780,000,000		4,381,000,000
Segment profit		862,000,000	646,000,000		620,000,000
Income before income taxes		862,000,000	646,000,000		620,000,000
Reportable segment margins		15.90%	13.50%		14.20%
Identifiable assets	1,374,000,000	1,374,000,000	1,309,000,000		1,238,000,000
Capital expenditures		67,000,000	50,000,000		51,000,000
Depreciation		49,000,000	48,000,000		47,000,000
Consumer Group [Member]
Reportable segment information
Net external sales		1,322,000,000	1,274,000,000		1,298,000,000
Intersegment transfers		2,320,000,000	2,091,000,000		1,770,000,000
Total net sales and intersegment transfers		3,642,000,000	3,365,000,000		3,068,000,000
Segment profit		217,000,000	174,000,000		204,000,000
Income before income taxes		217,000,000	174,000,000		204,000,000
Reportable segment margins		6.00%	5.20%		6.60%
Identifiable assets	1,701,000,000	1,701,000,000	1,682,000,000		1,603,000,000
Capital expenditures		47,000,000	35,000,000		25,000,000
Depreciation		43,000,000	43,000,000		39,000,000	[1]
Mark-up on intersegment transfers realized as a result of external sales included in segment profit		27,000,000	24,000,000		22,000,000
Global Finishes Group [Member]
Reportable segment information
Net external sales		1,961,000,000	1,878,000,000		1,417,000,000
Intersegment transfers		7,000,000	9,000,000		4,000,000
Total net sales and intersegment transfers		1,968,000,000	1,887,000,000		1,421,000,000
Segment profit		147,000,000	90,000,000		65,000,000
Income before income taxes		147,000,000	90,000,000		65,000,000
Reportable segment margins		7.50%	4.80%		4.60%
Identifiable assets	987,000,000	987,000,000	939,000,000		1,089,000,000
Capital expenditures		14,000,000	14,000,000		26,000,000
Depreciation		30,000,000	31,000,000		28,000,000
Latin America Coatings Group [Member]
Reportable segment information
Net external sales		836,000,000	828,000,000		675,000,000
Intersegment transfers		47,000,000	39,000,000		34,000,000
Total net sales and intersegment transfers		883,000,000	867,000,000		709,000,000
Segment profit		81,000,000	75,000,000		59,000,000
Income before income taxes		81,000,000	75,000,000		59,000,000
Reportable segment margins		9.20%	8.70%		8.30%
Identifiable assets	485,000,000	485,000,000	469,000,000		437,000,000
Capital expenditures		9,000,000	14,000,000		12,000,000
Depreciation		10,000,000	11,000,000		10,000,000
Administrative [Member]
Reportable segment information
Net external sales		5,000,000	6,000,000		5,000,000
Intersegment transfers		(2,374,000,000)	(2,139,000,000)		(1,808,000,000)
Total net sales and intersegment transfers		(2,369,000,000)	(2,133,000,000)		(1,803,000,000)
Segment profit
Interest expense		(43,000,000)	(42,000,000)		(71,000,000)
Administrative expenses and other		(357,000,000)	(201,000,000)		(199,000,000)
Income before income taxes		(400,000,000)	(243,000,000)		(270,000,000)
Identifiable assets	1,688,000,000	1,688,000,000	830,000,000		802,000,000
Capital expenditures		20,000,000	41,000,000		11,000,000
Depreciation		$ 20,000,000	$ 18,000,000		$ 16,000,000

[1]	Segment profit included $27, $24 and $22 of mark-up on intersegment transfers realized primarily as a result of external sales by the Paint Stores Group during 2012, 2011 and 2010, respectively.